Segment reconciliation - Revenue by geographical area (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United States of America (USA) [member]
Disclosure of geographical areas [line items]
Revenue	€ 56,235	€ 42,217	€ 32,926
Americas other than USA [member]
Disclosure of geographical areas [line items]
Revenue	3,395	1,700	2,194
Belgium [member]
Disclosure of geographical areas [line items]
Revenue	7,917	9,350	8,145
Germany [member]
Disclosure of geographical areas [line items]
Revenue	31,185	30,436	27,011
France [member]
Disclosure of geographical areas [line items]
Revenue	20,110	22,282	18,737
Switserland [member]
Disclosure of geographical areas [line items]
Revenue	14,907	13,135	7,782
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	13,804	11,946	10,911
Italy [member]
Disclosure of geographical areas [line items]
Revenue	6,707	4,392	4,224
Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	5,825	7,382	7,986
Other Europe [member]
Disclosure of geographical areas [line items]
Revenue	17,329	21,455	3,144
Asia-Pacific [member]
Disclosure of geographical areas [line items]
Revenue	19,265	20,426	19,513
All countries [member]
Disclosure of geographical areas [line items]
Revenue	€ 196,679	€ 184,721	€ 142,573